Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 392,424	$ 365,814	$ 315,169
Accounts receivable, net	10,675,484	13,916,787	12,575,597
Other receivable		1,476,285
Due from related party	357,326
Inventory, net	897,401	705,757	898,465
Deferred costs	3,602,564	3,468,583	3,562,654
Deferred tax assets			55,000
Prepaid expenses and other current assets	302,071	408,413	457,863
Total current assets	16,227,270	20,341,639	17,864,748
Property and equipment, net	160,685	98,934	100,070
Intangible assets, net	6,626,416	2,214,000	2,729,000
Goodwill	8,616,767	5,538,466	5,508,864
Deferred costs, net of current portion	2,249,960	1,800,320	1,414,851
Other assets, net	344,323	175,329	173,465
Total assets	34,225,421	30,168,688	27,790,998
Current liabilities
Accounts payable	8,502,486	8,947,133	9,244,255
Accrued expenses and other current liabilities	2,704,787	2,504,870	4,881,816
Lines of credit	4,742,212	4,024,141	4,364,221
Current portion of debt	1,847,675	1,000,000	1,000,000
Due to related parties	80,721	871,508	1,606,357
Accrued earn out consideration	1,201,727
Unearned revenue	6,368,073	6,756,214	5,714,434
Total current liabilities	25,447,681	24,103,866	26,811,083
Long term liabilities
Unearned revenue, net of current portion	3,012,324	2,509,190	1,850,440
Debt, net of current portion and discount	3,452,031	970,160	1,940,000
Accrued earn out consideration	161,754
Deferred tax liabilities	1,290,621	18,000
Deferred rent	62,091
Interest payable	60,000	60,000	60,000
Total liabilities	33,486,502	27,661,216	30,661,523
Commitments and contingencies
STOCKHOLDERS' EQUITY
Cumulative convertible preferred stock, $0.001 par value, 10,000,000 shares authorized, 1,816,289 and 400,955 shares issued and outstanding, including cumulative and imputed preferred dividends of $696,880, $435,563 and 130,738, and with a liquidation preference of $11,109,994, $10,652,275 and $1,485,738 respectively	6,580,949	6,319,629	1,485,738
Common stock, $0.001 par value, 100,000,000 shares authorized, 9,125,075 issued and 8,971,192 outstanding as of September 30, 2012, and 8,182,791 issued and 8,028,908 outstanding as of December 31, 2011, and 5,080,970 shares issued and outstanding as of December 31, 2010	9,125	8,183	5,081
Additional paid-in capital	15,601,481	14,513,918	8,238,995
Other comprehensive income	27,798
Treasury stock, 153,883 shares of common stock	(204,664)	(204,664)
Accumulated deficit	(20,475,451)	(17,230,792)	(11,576,776)
Unearned ESOP shares	(800,319)	(898,802)	(1,023,563)
Total stockholders' equity	738,919	2,507,472	(2,870,525)
Total liabilities and stockholders' equity	$ 34,225,421	$ 30,168,688	$ 27,790,998